Financial Risk Management Objectives and Policies - Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Financial assets
Cash and bank balances	¥ 6,447,538	$ 996,328	¥ 6,390,918
Financial assets	14,612,382	2,258,028	14,303,746
Financial liabilities
Trade and other payables (Note 22)	10,302,531	1,592,034	8,644,393
Lease liabilities	39,778	6,147	60,007
Financial liabilities	12,486,410	1,929,505	10,699,413
Liquidity risk [member]
Financial assets
Trade and bills receivables	8,082,391	1,248,959	7,742,301
Other receivables, excluding tax recoverable	76,195	11,774	161,292
Cash and bank balances	6,447,538	996,328	6,390,918
Quoted equity securities	6,258	967	9,235
Financial assets	14,612,382	2,258,028	14,303,746
Financial liabilities
Loans and borrowings	2,277,417	351,926	2,085,456
Trade and other payables (Note 22)	10,216,632	1,578,760	8,584,360
Lease liabilities	47,399	7,324	65,101
Derivative not designated as hedges – foreign exchange forward contract			999
Financial liabilities	12,541,448	$ 1,938,010	10,735,916
Liquidity risk [member] | One year or less [member]
Financial assets
Trade and bills receivables	8,082,391		7,742,301
Other receivables, excluding tax recoverable	76,195		161,292
Cash and bank balances	6,307,538		6,390,918
Quoted equity securities	6,258		9,235
Financial assets	14,472,382		14,303,746
Financial liabilities
Loans and borrowings	1,753,142		2,085,456
Trade and other payables (Note 22)	10,025,069		8,408,058
Lease liabilities	24,313		29,838
Derivative not designated as hedges – foreign exchange forward contract			999
Financial liabilities	11,802,524		10,524,351
Liquidity risk [member] | Two to five years [member]
Financial assets
Cash and bank balances	140,000
Financial assets	140,000
Financial liabilities
Loans and borrowings	524,275
Trade and other payables (Note 22)	191,563		176,302
Lease liabilities	22,761		35,263
Financial liabilities	738,599		¥ 211,565
Liquidity risk [member] | More than five years [member]
Financial liabilities
Lease liabilities	325
Financial liabilities	¥ 325